Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON INVESTMENT FUNDS TRUST®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows:
1. Effective immediately, the principal investment strategies of Baron Small Cap Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those with market capitalizations up to the largest market cap equity security in the Russell 2000 Growth Index at reconstitution, or the largest market cap equity security in the bottom 25% of the U.S. equity market by market capitalization, as measured by a broad market index such as the Russell 3000 Index, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its net assets (up to 20%) invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
2. Effective immediately, the principal investment strategies of Baron Fifth Avenue Growth Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large‑sized growth companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller.
The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. The Fund may continue to hold securities that no longer satisfy these market capitalization criteria following purchase.
The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.

BARON SMALL CAP FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON INVESTMENT FUNDS TRUST®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows:
1. Effective immediately, the principal investment strategies of Baron Small Cap Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those with market capitalizations up to the largest market cap equity security in the Russell 2000 Growth Index at reconstitution, or the largest market cap equity security in the bottom 25% of the U.S. equity market by market capitalization, as measured by a broad market index such as the Russell 3000 Index, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its net assets (up to 20%) invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

BARON FIFTH AVENUE GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON INVESTMENT FUNDS TRUST®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows:
2. Effective immediately, the principal investment strategies of Baron Fifth Avenue Growth Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large‑sized growth companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller.
The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. The Fund may continue to hold securities that no longer satisfy these market capitalization criteria following purchase.
The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.